UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $1,473,297 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   158027  2867480 SH       SOLE                  2867480        0        0
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108     6434   236111 SH       SOLE                   236111        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103    35181   821022 SH       SOLE                   821022        0        0
BEARINGPOINT INC               COM              074002106    22640  8000000 SH       SOLE                  8000000        0        0
BELO CORP                      COM SER A        080555105    36051  2067133 SH       SOLE                  2067133        0        0
CHOICEPOINT INC                COM              170388102    32493   892172 SH       SOLE                   892172        0        0
CISCO SYS INC                  COM              17275R102    33838  1250000 SH       SOLE                  1250000        0        0
CSX CORP                       COM              126408103     4490   102100 SH       SOLE                   102100        0        0
CVS CAREMARK CORPORATION       COM              126650100   172345  4335718 SH       SOLE                  4335718        0        0
DISCOVER FINL SVCS             COM              254709108    88575  5873650 SH       SOLE                  5873650        0        0
DOMTAR CORP                    COM              257559104   114248 14856690 SH       SOLE                 14856690        0        0
ELECTRONIC DATA SYS NEW        COM              285661104   146890  7085849 SH       SOLE                  7085849        0        0
ENTERGY CORP NEW               COM              29364G103   102620   858600 SH       SOLE                   858600        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139   111847   721500 SH       SOLE                   721500        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    46470  1000000 SH       SOLE                  1000000        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206    71487  7525000 SH       SOLE                  7525000        0        0
LIMITED BRANDS INC             COM              532716107    73951  3906562 SH       SOLE                  3906562        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    69190  2764270 SH       SOLE                  2764270        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    14317   544800 SH       SOLE                   544800        0        0
PZENA INVESTMENT MGMT INC      CLASS A          74731Q103     3578   313900 SH       SOLE                   313900        0        0
R H DONNELLEY CORP             COM NEW          74955W307    67563  1852047 SH       SOLE                  1852047        0        0
SANDRIDGE ENERGY INC           COM              80007P307    35222   982200 SH       SOLE                   982200        0        0
TRANE INC                      COM              892893108    17761   380250 SH       SOLE                   380250        0        0
WATSON PHARMACEUTICALS INC     COM              942683103     8079   297680 SH       SOLE                   297680        0        0